Average Annual Total Returns - PROFUND VP PHARMACEUTICALS	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Select PharmaceuticalsSM Index OneYear		Dow Jones U.S. Select PharmaceuticalsSM Index FiveYears		Dow Jones U.S. Select PharmaceuticalsSM Index TenYears
Total	12.51%	5.04%	10.55%	May 01, 2002	18.40%	[1]	15.22%	[1]	13.88%	[1]	14.32%	[1]	3.76%	[1]	12.82%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.